Pensions and other post-employment benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumptions analysis
Discount rate (as a percent)	1.70%	2.50%
UNITED STATES
Actuarial assumptions analysis
Discount rate (as a percent)	1.90%	2.80%
GERMANY
Actuarial assumptions analysis
Discount rate (as a percent)	0.40%	0.80%
UNITED KINGDOM
Actuarial assumptions analysis
Discount rate (as a percent)	1.30%	1.90%
Long-term rate of improvement (as a percent)	1.50%
Defined benefit plans and post-employment benefits plans
Actuarial assumptions analysis
Discount rate (as a percent)	1.70%	2.50%
Annual rate of increase in future compensation levels (as a percent)	1.90%	1.90%
Pension growth rate (as a percent)	0.30%	0.30%
Inflation rate (as a percent)	1.80%	1.90%
Healthcare costs trend rate assumed for next year (as a percent)	4.90%	6.10%
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits) (as a percent)	5.00%	6.20%
Terminal growth rate (as a percent)	4.40%	4.40%
Weighted average duration of defined benefit obligations	11 years	10 years